UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                 FORM N-Q


          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-5870
                                   811-10171

Name of Fund:  Merrill Lynch Senior Floating Rate Fund, Inc.
               Master Senior Floating Rate Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
      Officer, Merrill Lynch Senior Floating Rate Fund, Inc. and Master Senior Floating Rate Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/05

Date of reporting period: 03/01/2005 - 05/31/05

Item 1 - Schedule of Investments


Merrill Lynch Senior Floating Rate Fund, Inc.

Schedule of Investments as of May 31, 2005

                                   Beneficial
                                     Interest   Mutual Funds                                                   Value
                               $  729,197,138   Master Senior Floating Rate Trust                        $   697,399,987

                                                Total Mutual Funds (Cost - $733,963,555) - 100.1%            697,399,987

Total Investments (Cost - $733,963,555) - 100.1%                                                             697,399,987
Liabilities in Excess of Other Assets - (0.1%)                                                                 (728,482)
                                                                                                         ---------------
Net Assets - 100.0%                                                                                      $   696,671,505
                                                                                                         ===============


Master Senior Floating Rate Trust

Schedule of Investments as of May 31, 2005
                                         Face
Industry++                             Amount    Senior Secured Floating Rate Loan Interests*                             Value
Aerospace & Defense - 1.9%                       K&F Industries, Inc. Term Loan:
                                $   2,015,405        due 11/18/2012                                               $     2,037,659
                                    3,664,671        due 11/18/2013                                                     3,705,136
                                    2,076,923    Standard Aero Holdings Term Loan, due 8/24/2012                        2,110,673
                                    4,727,274    Titan Corp. Term Loan B, due 6/30/2009                                 4,754,848
                                                 Vought Aircraft Industries, Inc.:
                                    6,285,176        Term Loan, due 12/22/2011                                          6,379,454
                                    1,200,000        Tranche B L/C Deposit, due 12/22/2010                              1,217,250
                                                                                                                  ---------------
                                                                                                                       20,205,020

Automotive - 2.5%                   3,970,000    Grand Vehicle Works First Lien Term Loan, due 7/23/2010                3,771,500
                                    5,044,255    Metaldyne Corp. Term Loan D, due 12/31/2009                            4,864,553
                                                 NFIL Holdings Corp.:
                                      630,390        Term Loan, due 3/31/2010                                             637,482
                                    5,179,828        Term Loan B, due 2/27/2010                                         5,238,101
                                                 TRW Automotive, Inc., Term Loan:
                                    4,239,375        Tranche B, due 6/30/2012                                           4,223,477
                                    3,491,250        Tranche E, due 11/02/2010                                          3,498,889
                                                 Tenneco Automotive, Inc.:
                                    2,721,197        Term Loan B, due 12/12/2010                                        2,734,803
                                    1,186,440        Tranche B-1 Credit Linked, due 12/12/2010                          1,192,372
                                                                                                                  ---------------
                                                                                                                       26,161,177

Broadcasting - 2.9%                              Cumulus Media Inc.:
                                    1,990,000        Term Loan F, due 3/28/2010                                         2,000,364
                                    1,635,536        Tranche  A-1 Term Loan, due 3/28/2009                              1,651,891
                                    2,637,214        Tranche E Term Loan, due 3/28/2010                                 2,653,697
                                    8,965,000    Emmis Operating Company Term Loan B, due 11/10/2011                    9,019,785
                                    6,500,000    Entravision Communications Corp. Term Loan B,
                                                 due 2/24/2012                                                          6,546,039
                                    5,000,000    Raycom Media, Inc. Term Loan B, due 3/22/2012                          5,018,750
                                    4,000,000    Susquehanna Media Co. Term Loan B, due 3/31/2012                       4,043,752
                                                                                                                  ---------------
                                                                                                                       30,934,278

Cable - U.S. - 19.1%               50,000,000    Century Cable Holdings LLC, Term Loan, due 6/30/2009                  49,375,000
                                   41,685,000    Charter Communications Operating, LLC Tranche B Term
                                                 Loan, due 4/07/2011                                                   41,471,823
                                    9,500,000    DIRECTV Holdings, Inc. Tranche B Term Loan,
                                                 due 4/13/2013                                                          9,526,723
                                                 Frontiervision Operating Partners LP:
                                    3,582,057        Term Loan A, due 9/30/2005                                         3,571,984
                                   15,668,000        Term Loan B, due 3/31/2006                                        15,628,830
                                    9,975,000    Hilton Head Communications UCA Term Loan B,
                                                 due 3/31/2008                                                          9,794,203
                                                 Inmarsat Facility:
                                    4,240,451        Term Loan B, due 1/08/2011                                         4,261,352
                                    4,250,418        Term Loan C, due 1/08/2012                                         4,289,126
                                                 Insight Midwest Holdings, LLC:
                                    3,950,000        Term Loan, due 12/31/2009                                          3,997,155
                                    7,431,250        Term Loan B, due 12/31/2009                                        7,519,964
                                    5,968,750    Mediacom Broadband Group Tranche A Term Loan,
                                                 due 3/31/2010                                                          5,920,254
                                    3,192,000    Mediacom Communications, LLC Tranche B Term Loan,
                                                 due 3/31/2013                                                          3,211,950
                                   23,500,000    Olympus Cable Holdings, LLC Term Loan B, due 9/30/2010                23,054,487
                                   16,871,988    PanAmSat Corp. Tranche B-1 Term Loan, due 8/20/2011                   17,085,317
                                    1,990,000    Persona Cable Term Loan B, due 3/31/2011                               2,005,548
                                                                                                                  ---------------
                                                                                                                      200,713,716

Chemicals - 7.7%                    9,727,883    CII Carbon, LLC Term Loan, due 6/25/2008                               9,630,604
                                    7,182,700    Cedar Chemical Corp. Term Loan B, due 10/31/2003 (d)                     395,048
                                    4,041,965    Celanese Holdings, LLC Term Loan B, due 4/06/2011                      4,104,490
                                   10,000,000    Cognis Deutschland GMBH & Co. Term Loan B,
                                                 due 11/15/2013                                                        10,266,670
                                   18,045,364    Huntsman International, LLC Term Loan B, due 12/31/2010               18,353,633
                                                 Invista B.V. Term Loan:
                                    3,364,412        New Tranche B-1, due 4/29/2011                                     3,420,137
                                    1,459,706        New Tranche B-2, due 4/29/2011                                     1,483,883
                                      735,203    Kraton Polymers Term Loan, due 12/16/2010                                744,393
                                    1,488,750    Lyondell-Citgo Refining Term Loan, due 5/21/2007                       1,512,012
                                    2,000,000    Mosaic Co. Tranche B Term Loan, due 2/21/2012                          2,014,166
                                    5,160,610    Nalco Co. Tranche B Term Loan, due 11/04/2010                          5,219,126
                                    1,722,440    Pinnacle Polymers (Epsilon Products) Term Loan,
                                                 due 12/15/2006                                                         1,743,679
                                    1,871,667    Polymer Group, Inc. First Lien Term Loan, due 4/27/2010                1,896,622
                                    4,000,000    Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                                 due 12/10/2012                                                         4,023,216
                                                 Wellman, Inc. Term Loan:
                                    9,000,000        First Lien, due 2/10/2009                                          9,217,503
                                    7,000,000        Second Lien, due 2/10/2010                                         7,253,750
                                                                                                                  ---------------
                                                                                                                       81,278,932

Consumer - Non-Durables - 1.0%      2,692,654    American Achievement Corp. Term Loan B, due 3/22/2011                  2,716,215
                                    2,907,000    Camelbak Products, LLC  First Lien Term Loan,
                                                 due 8/04/2011                                                          2,916,084
                                    4,850,000    Josten's Inc. Term Loan B, due 10/04/2011                              4,879,808
                                                                                                                  ---------------
                                                                                                                       10,512,107

Diversified Media - 4.3%            3,088,565    Dex Media West, Inc. Term Loan B, due 3/09/2010                        3,115,803
                                    3,059,962    Freedom Communications, Inc., Tranche B
                                                 Term Loan, due 5/01/2013                                               3,065,699
                                    4,000,000    Liberty Group Operating Term Loan B, due 2/28/2012                     4,020,000
                                    4,000,000    MGM Holdings II Inc. Tranche B Term Loan, due 4/08/2012                4,008,752
                                    2,977,500    MediaNews Group, Inc. Term Loan C, due 12/15/2010                      2,986,805
                                   20,000,000    Metro-Goldwyn-Mayer Studios, Inc. Term Loan B,
                                                 due 4/30/2011                                                         20,043,760
                                    1,636,169    PRIMEDIA, Inc. Term Loan B, due 6/30/2009                              1,638,214
                                    2,179,530    RH Donnelley Tranche D Term Loan, due 8/30/2011                        2,197,363
                                    3,145,282    Six Flags Theme Parks, Inc. Term Loan B, due 6/30/2009                 3,166,905
                                      942,857    Yankee Holdings, LP Term Loan, due 5/01/2007                             952,286
                                                                                                                  ---------------
                                                                                                                       45,195,587

Energy - 1.0%                         574,430    Dresser, Inc. Term Loan C, due 4/10/2009                                 581,850
                                    5,000,000    Ocean Rig Norway AS, Term Loan, due 6/01/2008                          5,000,000
                                    4,403,437    Pride Offshore, Inc. Term Loan due 7/07/2011                           4,465,821
                                                                                                                  ---------------
                                                                                                                       10,047,671

Energy - Exploration &              1,965,125    Williams Production RMT Company, Term Loan,
Production - 0.2%                                due 5/31/2007                                                          1,987,233

Food & Drug - 0.3%                  3,582,609    Pantry, Inc. Term Loan B, due 3/12/2011                                3,615,078

Food & Tobacco - 2.0%                 867,097    American Seafoods Group, LLC Term Loan B, due 3/31/2009                  872,516
                                    1,500,000    Del Monte Term Loan B, due 2/08/2012                                   1,513,312
                                    6,716,250    Doane Pet Care Enterprises, Inc. Term Loan, due 11/05/2009             6,850,575
                                    3,105,601    Domino's Inc. Term Loan, due 6/25/2010                                 3,148,303
                                    5,576,193    Dr. Pepper/Seven Up Bottling Group, Inc. Tranche B Term
                                                 Loan, due 12/19/2010                                                   5,650,250
                                    3,330,374    Merisant Co. Term Loan B, due 1/11/2010                                3,288,744
                                                                                                                  ---------------
                                                                                                                       21,323,700

Gaming - 3.3%                       4,866,255    Ameristar Casinos, Inc. Term Loan B, due 12/31/2006                    4,925,054
                                    3,970,000    Boyd Gaming Corp. Term Loan, due 6/30/2011                             4,003,082
                                    1,832,452    Global Cash Access LLC Term Loan B, due 3/10/2010                      1,859,367
                                    3,990,000    Marina District Finance Co., Inc. Term Loan, due 10/20/2011            4,021,589
                                    5,300,000    Pinnacle Entertainment, Inc. New Term Loan B,
                                                 due 8/27/2010                                                          5,382,812
                                    2,500,000    Trump Entertainment Resorts Holdings, LP Term Loan B-1,
                                                 due 5/01/2012                                                          2,532,813
                                   11,517,094    Venetian Casino Resort, LLC Term Loan B Funded,
                                                 due 6/15/2011                                                         11,603,472
                                                                                                                  ---------------
                                                                                                                       34,328,189

Health Care - 4.8%                    773,990    Advanced Medical Optics, Inc. Term Loan B, due 6/26/2009                 784,310
                                    4,975,000    Ardent Health Services, Inc. Term Loan, due 6/28/2011                  4,981,219
                                    2,187,500    Colgate Medical Ltd. Term Loan B, due 12/30/2008                       2,210,742
                                    1,990,000    Community Health Systems, Inc. Term Loan, due 8/19/2011                2,010,730
                                                 HealthSouth Corp Term Loan.:
                                    3,543,750        due 3/08/2010                                                      3,550,395
                                      956,250        Tranche B, due 3/08/2010                                             958,043
                                    1,703,750    Kinetic Concepts, Inc. Term Loan B, due 8/11/2010                      1,714,932
                                   14,850,000    LifePoint Hospitals, Inc. Term Loan B, due 4/15/2012                  14,880,160
                                                 Medical Specialties (d):
                                   12,845,455        Axel, due 6/30/2004                                                3,211,364
                                    4,418,182        Term Loan, due 9/03/2003                                           1,104,545
                                    4,155,181    Medpointe Capital Partners, LLC Tranche B Term Loan,
                                                 due 9/30/2008                                                          4,186,345
                                    1,562,500    Orthofix International NV Term Loan B, due 12/15/2008                  1,579,102
                                      426,812    Rotech Healthcare, Inc. Term Loan B, due 3/31/2008                       430,147
                                    8,957,500    Vanguard Health Systems, Inc. Term Loan, due 9/30/2010                 9,078,172
                                                                                                                  ---------------
                                                                                                                       50,680,206

Housing - 3.9%                                   General Growth Properties, Inc. Term Loan:
                                    6,820,379        Tranche A , due 11/12/2007                                         6,858,034
                                   14,628,361        Tranche B, due 11/12/2008                                         14,737,313
                                    3,241,875    Goodman Global Holdings Term Loan, due 12/23/2011                      3,262,137
                                    4,668,811    Headwaters, Inc. Term Loan B-1, due 4/30/2011                          4,734,955
                                    1,940,667    Juno Lighting, Inc. First Lien Term Loan, due 11/21/2010               1,964,926
                                    5,023,649    Lake at Las Vegas Joint Venture First Lien Term Loan,
                                                 due 11/01/2009                                                         5,051,279
                                    4,962,500    Nortek, Inc. Term Loan, due 8/27/2011                                  4,989,794
                                                                                                                  ---------------
                                                                                                                       41,598,438

Information Technology - 1.2%       7,862,500    Fidelity National Information Solutions, Inc. Term Loan B,
                                                 due 3/09/2013                                                          7,817,291
                                    5,053,225    VUTEK Inc. Term Loan, due 6/25/2010                                    5,065,858
                                                                                                                  ---------------
                                                                                                                       12,883,149

Leisure - 1.3%                      3,710,455    True Temper Sports, Inc. Term Loan B, due 3/15/2011                    3,729,007
                                                 Wyndham International, Inc.:
                                      719,702        First Lien Revolver, due 4/30/2011                                   716,104
                                    7,448,276        First Lien Term Loan, due 5/10/2011                                7,492,034
                                    1,551,724        L/C Facility, due 5/10/2011                                        1,559,483
                                                                                                                  ---------------
                                                                                                                       13,496,628

Manufacturing - 4.1%                7,496,887    Amsted Industries, Inc., Term Loan B-1, due 10/15/2010                 7,568,729
                                                 ChannelMaster Holdings, Inc. (d):
                                      128,199        Revolving Credit, due 11/15/2004                                      24,358
                                    2,309,504        Term Loan, due 11/15/2004                                            438,806
                                    5,771,246    EaglePicher Holdings, Inc. Tranche B Term Loan,
                                                 due 8/07/2009                                                          5,670,249
                                    3,500,000    GenTek Inc. First Lien Term Loan, due 2/28/2011                        3,473,750
                                    4,375,000    High Voltage Engineering Corp. Term Loan A,
                                                 due 7/31/2006                                                          4,353,125
                                                 Invensys International Holdings Ltd.:
                                    3,922,665        First Lien Term Loan, due 9/04/2009                                3,976,601
                                    2,000,000        Second Lien Term Loan, due 12/04/2009                              2,022,500
                                      755,878    Itron, Inc. Tranche C Term Loan, due 12/17/2010                          759,658
                                   11,134,740    Mueller Group, Inc. Initial Term Loan, due 4/23/2011                  11,266,965
                                    3,443,325    Trimas Corp. Term Loan B, due 12/31/2009                               3,480,627
                                                                                                                  ---------------
                                                                                                                       43,035,368

Packaging - 2.2%                    1,736,000    BWAY Corp. Term Loan B, due 6/30/2011                                  1,758,061
                                   10,972,500    Graham Packaging Co. LP Term Loan B, due 10/07/2011                   11,084,968
                                                 Owens-Illinois Group Inc.:
                                    4,712,914        French Tranche C-1 Term Loan, due 4/01/2008                        4,783,608
                                      730,099        Term Loan A, due 4/01/2007                                           741,142
                                      394,214        Term Loan B, due 4/01/2008                                           400,867
                                    4,093,689    Tekni-Plex, Inc. Term Loan B, due 6/21/2008                            4,103,923
                                                                                                                  ---------------
                                                                                                                       22,872,569

Paper - 2.3%                        5,856,849    Boise Cascade Holdings, LLC Tranche B Term Loan,
                                                 due 10/28/2011                                                         5,920,297
                                    3,000,000    Escanaba Timber LLC Term Loan, due 5/02/2008                           3,030,000
                                    3,422,057    Graphic Packaging International, Inc. Term Loan B,
                                                 due 8/08/2010                                                          3,459,700
                                                 SP Newsprint Co. Tranche B-1:
                                    3,182,818        Credit Linked Deposit, due 1/09/2010                               3,208,678
                                    1,562,599        Term Loan, due 1/09/2010                                           1,575,295
                                                 Smurfit Stone Container Corp.:
                                    2,008,590        Deposit Account, due 11/01/2010                                    2,032,860
                                    3,426,021        Tranche B, due 11/01/2011                                          3,468,312
                                    1,054,160        Tranche C, due 11/01/2011                                          1,067,173
                                                                                                                  ---------------
                                                                                                                       23,762,315

Retail - 1.1%                       1,670,000    Advance Stores Co., Inc. Delay Draw Term Loan,
                                                 due 9/30/2010                                                          1,683,569
                                    2,450,000    American Reprographics Co., LLC Second Lien Term Loan,
                                                 due 12/18/2009                                                         2,578,625
                                    3,990,000    Dollarama Group Term Loan B, due 11/18/2011                            4,014,937
                                    3,722,914    General Nutrition Centers, Inc. Tranche B Term Loan,
                                                 due 12/05/2009                                                         3,767,898
                                                                                                                  ---------------
                                                                                                                       12,045,029

Service - 3.7%                      2,376,000    Alliance Laundry Systems LLC Term Loan, due 1/27/2012                  2,392,829
                                                 Allied Waste North America, Inc.:
                                    9,382,205        Term Loan, due 1/15/2012                                           9,392,629
                                    3,581,081        Tranche A Credit-Linked Deposit, due 1/15/2012                     3,584,999
                                    5,925,225    Buhrmann US, Inc. Term C-1 Facility, due 12/23/2010                    6,001,145
                                    2,036,364    Corrections Corp. of America Term Loan C, due 3/31/2008                2,049,091
                                    6,106,136    Great Lakes Dredge & Dock Corp. Tranche B Term Loan,
                                                 due 12/23/2010                                                         6,090,872
                                    7,682,418    Prime Succession, Inc. Term Loan, due 8/01/2003 (d)                            0
                                    5,254,236    URS Corp. Term Loan B, due 7/01/2008                                   5,276,131
                                                 United Rentals, Inc.:
                                    3,300,000        Term Loan, due 2/14/2011                                           3,346,923
                                      666,667        Tranche B, Credit-Linked Deposit, due 2/14/2011                      676,459
                                                                                                                  ---------------
                                                                                                                       38,811,078

Steel - 0.0%                       10,162,693    Acme Metals, Inc. Term Loan, due 12/01/2005 (d)                                0

Telecommunications - 2.1%           2,000,000    Alaska Communications Systems Holdings, Inc. Term Loan,
                                                 due 2/01/2012                                                          2,009,376
                                    8,019,000    Consolidated Communications, Inc. Term Loan C,
                                                 due 10/14/2011                                                         8,074,131
                                                 WilTel Communications, LLC, Term Loan:
                                    8,952,632        First Lien, due 6/30/2011                                          8,795,961
                                    3,500,000        Second Lien, due 12/31/2010                                        3,320,625
                                                                                                                  ---------------
                                                                                                                       22,200,093

Transportation - 0.5%               5,194,118    Sirva Worldwide Tranche B Term Loan, due 12/01/2010                    5,038,295

Utilities - 7.7%                    2,000,000    AES Corp. Term Loan, due 4/30/2008                                     2,016,750
                                    6,877,500    Calpine Corp. Second Lien Term Loan, due 7/15/2007                     5,247,532
                                                 Calpine Generating Co., LLC, Term Loan:
                                    4,875,000        First Priority, due 4/01/2009                                      4,906,341
                                    8,125,000        Second Priority, due 3/11/2010                                     7,708,594
                                    9,300,000    Cogentrix Delaware Holdings, Inc. Term Loan,
                                                 due 4/15/2012                                                          9,345,683
                                    5,756,500    Dynegy Holdings, Inc. Term Loan, due 5/27/2010                         5,786,002
                                                 El Paso Corp.:
                                    3,937,500        Deposit Account, due 11/23/2009                                    3,952,537
                                    6,510,000        Term Loan, due 11/23/2009                                          6,549,783
                                   10,000,000    KGen LLC Tranche A Term Loan, due 8/05/2011                            9,800,000
                                                 NRG Energy:
                                    1,050,000        Credit Linked Deposit, due 12/24/2007                              1,058,531
                                    1,346,625        Term Loan, due 12/24/2011                                          1,357,566
                                    6,683,250    Reliant Energy, Inc. Term Loan, due 4/30/2010                          6,707,717
                                    2,358,000    TNP Enterprises, Inc. Term Loan, due 12/31/2006                        2,360,948
                                                 Texas Genco LLC:
                                    4,092,308        Delayed Draw Term Loan, due 12/14/2011                             4,129,396
                                    9,882,923        Initial Term Loan, due 12/14/2011                                  9,972,492
                                                                                                                  ---------------
                                                                                                                       80,899,872

Wireless Communications - 3.1%      4,246,250    Centennial Cellular Operating Co. Term Loan, due 2/09/2011             4,283,405
                                    4,500,000    Nextel Partners Inc. Term Loan D, due 5/31/2012                        4,513,500
                                   12,609,725    SBA Senior Finance, Inc. Tranche C Term Loan,
                                                 due 10/31/2008                                                        12,720,060
                                   11,471,250    SpectraSite Communications Term Loan B, due 5/01/2012                 11,485,589
                                                                                                                  ---------------
                                                                                                                       33,002,554

                                                 Total Senior Secured Floating Rate Loan Interests
                                                 (Cost - $922,217,029) - 84.2%                                        886,628,282


Master Senior Floating Rate Trust


Schedule of Investments as of May 31, 2005 (concluded)

                                         Face
Industry++                             Amount    Corporate Debt                                                           Value
Broadcasting - 0.6%             $   6,000,000    Paxson Communications Corp., 5.891% due 1/15/2010 (a)(b)         $     6,000,000
                                      250,000    XM Satellite Radio, Inc., 7.194% due 5/01/2009 (a)                       251,250
                                                                                                                  ---------------
                                                                                                                        6,251,250

Cable - U.S. - 0.1%                   500,000    Intelsat Bermuda Ltd., 7.794% due 1/15/2012 (a)(b)                       507,500

Chemicals - 0.9%                    1,100,000    Crompton Corp., 9.164% due 8/01/2010 (a)                               1,229,250
                                    6,525,000    GEO Specialty Chemicals, Inc., 11.593% due 12/31/2009 (h)              6,851,250
                                    1,662,678    PCI Chemicals Canada, Inc., 10% due 12/31/2008                         1,737,499
                                       74,141    Pioneer Cos., Inc., 6.59% due 12/31/2006 (a)                              74,141
                                                                                                                  ---------------
                                                                                                                        9,892,140

Diversified Media - 0.0%              250,000    Universal City Florida Holding Co. I, 7.96%
                                                 due 5/01/2010 (a)                                                        260,000

Food & Drug - 0.0%                    250,000    Duane Read Inc., 7.91% due 12/15/2010 (a)(b)                             240,000

Leisure - 0.9%                      9,200,000    Felcor Lodging LP, 7.78% due 6/01/2011 (a)                             9,453,000

Paper - 0.1%                          250,000    Boise Cascade LLC, 6.016% due 10/15/2012 (a)(b)                          250,000
                                      650,000    NewPage Corp., 9.46% due 5/01/2012 (a)(b)                                637,000
                                                                                                                  ---------------
                                                                                                                          887,000

Telecommunications - 1.6%           9,500,000    Qwest Communications International Inc., 7.268%
                                                 due 2/15/2009 (a)(b)                                                   9,381,250
                                    7,000,000    Time Warner Telecom Holdings, Inc., 6.768%
                                                 due 2/15/2011 (a)                                                      7,105,000
                                                                                                                  ---------------
                                                                                                                       16,486,250

Wireless Communications - 0.0%        250,000    Rogers Wireless Communications, Inc., 6.135%
                                                 due 12/15/2010 (a)                                                       260,625

                                                 Total Corporate Debt (Cost - $47,461,346) - 4.2%                      44,237,765



                                       Shares
                                         Held    Common Stocks
Chemicals - 0.1%                       39,151    GEO Specialty Chemicals, Inc. (g)                                        587,265

Consumer - Non-Durables - 0.0%          6,306    Holmes Products Corp. (g)                                                      0

Service - 0.1%                         44,744    The Shaw Group, Inc. (g)                                                 901,592

Steel - 0.0%                           51,714    Acme Package Corp. Senior Holdings (g)                                   142,214

                                                 Total Common Stocks (Cost - $540,060) - 0.2%                           1,631,071


                                                 Warrants (c)
Paper - 0.0%                               57    Cellu Tissue Holdings, Inc. Series A, (expires 9/28/2011)                      0

                                                 Total Warrants (Cost - $1) - 0.0%                                              0



                                   Beneficial
                                     Interest    Other Interests (e)
Health Care - 0.0%              $      14,398    MEDIQ Inc. (Preferred Stock Escrow due 02/01/2006)                             0
                                   17,263,637    Medical Specialties Acquisition LLC (Litigation Trust
                                                 Certificates)                                                                  0
                                   17,263,637    Medical Specialties Mezzanine LLC (Litigation Trust
                                                 Certificates)                                                                  0

                                                 Total Other Interests (Cost - $0) - 0.0%                                       0



                                   Beneficial
                                     Interest    Short-Term Securities
                                $ 113,754,707    Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (f)          113,754,707

                                                 Total Short-Term Securities (Cost - $113,754,707) - 10.8%            113,754,707

Total Investments  (Cost - $1,083,973,143**) - 99.4%                                                                1,046,251,825
Other Assets Less Liabilities - 0.6%                                                                                    6,848,027
                                                                                                                  ---------------
Net Assets - 100.0%                                                                                               $ 1,053,099,852
                                                                                                                  ===============

++  For Trust compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by
    Trust management.  This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

*   Senior Secured Floating Rate Loan Interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as
    LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks or
    (iii) the certificate of deposit rate.

**  The cost and unrealized appreciation (depreciation) of investments as of May 31, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $   1,084,102,135
                                                      =================
    Gross unrealized appreciation                     $       7,495,322
    Gross unrealized depreciation                          (45,345,632)
                                                      -----------------
    Net unrealized depreciation                       $    (37,850,310)
                                                      =================


(a) Floating rate note.

(b) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the
    Securities Act of 1933.

(c) Warrants entitle the Trust to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(f) Investments in companies considered to be an affiliate of the Trust (such companies are defined as
    "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

                                             Net              Interest
    Affiliate                              Activity            Income

    Merrill Lynch Liquidity Series,
      LLC Cash Sweep Series I            $  (80,579,808)   $  2,003,231


(g) Non-income producing security.

(h) Convertible security.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Senior Floating Rate Fund, Inc. and
Master Senior Floating Rate Trust


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Senior Floating Rate Fund, Inc. and
       Master Senior Floating Rate Trust


Date: July 15, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ----------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch Senior Floating Rate Fund, Inc. and
       Master Senior Floating Rate Trust


Date: July 15, 2005


By:    /s/ Donald C. Burke
       ----------------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch Senior Floating Rate Fund, Inc. and
       Master Senior Floating Rate Trust


Date: July 15, 2005